Goodwill, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Goodwill [Line Items]
Impairment loss on goodwill		$ 1,517,000
Business start-up training services
Goodwill [Line Items]
Impairment loss on goodwill		1,517,000
Professional education services
Goodwill [Line Items]
Impairment loss on goodwill	0	0	0
Sales of learning simulation software
Goodwill [Line Items]
Impairment loss on goodwill	$ 0	$ 0	$ 0